Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2021
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Server hardware	5 years
Vehicles	5 years

Summary of estimated useful lives of intangible assets

Software	5 years
Courseware	5 years
Copyrights	5 years

Schedule of contract balances

	As of
	September 30, 2021	March 31, 2021
	(Unaudited)	(Audited)
Deferred revenue-current	$9,270,561	$11,456,667
Deferred revenue-non-current	—	312,896
Total	$9,270,561	$11,769,563

	For the six months ended September 30,
	2021	2020
Revenue recognized from deferred revenue balance	$11,015,146	$11,941,674

Summary of currency exchange rates that were used in the consolidated financial statements

	September 30, 2021	March 31, 2021	September 30, 2020
Year-end spot rate	US$1= 6.4854 RMB	US$1= 6.5712 RMB	US$1= 7.0729 RMB
Average rate	US$1= 6.4515 RMB	US$1= 6.7720 RMB	US$1= 6.9246 RMB